Goodwill and Finite Life Intangible Assets - Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 item
Goodwill and Finite Life Intangibles Assets
Number or reporting units tested for goodwill impairment		1
Goodwill	$ 204,000	$ 204,000
Finite-Lived Intangible Assets [Line Items]
Gross Assets	1,917,000	1,917,000
Accumulated Amortization	(332,750)	(332,750)
Net Assets	1,584,250	1,584,250
Amortization expense	159,501	332,750
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Gross Assets	1,000,000	1,000,000
Accumulated Amortization	(157,307)	(157,307)
Net Assets	842,693	842,693
Amortization expense	83,085	157,307
Proprietary Software
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)		3 years
Gross Assets	917,000	917,000
Accumulated Amortization	(175,443)	(175,443)
Net Assets	741,557	741,557
Amortization expense	$ 76,416	$ 175,443
Maximum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)		5 years
Minimum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)		3 years